AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.9%
Information Technology – 18.6%
Communications Equipment – 0.8%
Telefonaktiebolaget LM Ericsson - Class B(a)	41,044	$463,260

Electronic Equipment, Instruments & Components – 3.6%
Flex Ltd.(b)	46,410	820,529
Halma PLC	31,870	1,215,633

		2,036,162

IT Services – 3.7%
Adyen NV(a) (b) (c)	387	1,081,805
Network International Holdings PLC(b) (c)	77,230	378,049
Shopify, Inc. - Class A(b)	487	660,265

		2,120,119

Semiconductors & Semiconductor Equipment – 8.2%
Infineon Technologies AG	28,695	1,173,573
MediaTek, Inc.	27,000	869,062
NXP Semiconductors NV	6,530	1,279,031
STMicroelectronics NV	30,817	1,345,523

		4,667,189

Software – 2.3%
Dassault Systemes SE	24,935	1,312,217

		10,598,947

Financials – 17.5%
Banks – 8.7%
Bank Mandiri Persero Tbk PT	1,135,500	485,298
Erste Group Bank AG	39,220	1,722,117
HDFC Bank Ltd.	67,315	1,437,182
Svenska Handelsbanken AB - Class A	116,454	1,304,215

		4,948,812

Capital Markets – 5.0%
London Stock Exchange Group PLC	10,923	1,094,574
Partners Group Holding AG	1,105	1,724,505

		2,819,079

Insurance – 3.8%
Aflac, Inc.	14,880	775,694
AIA Group Ltd.	74,800	860,529
Prudential PLC	27,450	532,679

		2,168,902

		9,936,793

Industrials – 16.6%
Aerospace & Defense – 2.1%
Hexcel Corp.(b)	20,210	1,200,272

Commercial Services & Supplies – 1.8%
TOMRA Systems ASA	19,750	1,033,166

Company	Shares	U.S. $ Value

Construction & Engineering – 2.0%
WSP Global, Inc.(a)	9,350	$1,119,549

Electrical Equipment – 4.3%
Schneider Electric SE	7,884	1,313,111
Vestas Wind Systems A/S	28,340	1,136,690

		2,449,801

Machinery – 3.9%
FANUC Corp.	3,100	679,712
SMC Corp.	1,600	998,256
Xylem, Inc./NY	4,418	546,418

		2,224,386

Professional Services – 2.5%
Recruit Holdings Co., Ltd.	23,400	1,430,344

		9,457,518

Health Care – 12.8%
Biotechnology – 1.2%
Abcam PLC(a) (b)	35,461	715,747

Health Care Equipment & Supplies – 7.7%
Alcon, Inc.	16,930	1,370,834
ConvaTec Group PLC(c)	194,190	565,168
Koninklijke Philips NV	27,944	1,241,465
STERIS PLC	5,950	1,215,466

		4,392,933

Health Care Providers & Services – 1.9%
Apollo Hospitals Enterprise Ltd.	17,638	1,060,620

Life Sciences Tools & Services – 1.3%
Gerresheimer AG	7,683	751,756

Pharmaceuticals – 0.7%
Roche Holding AG	1,060	386,868

		7,307,924

Consumer Discretionary – 9.5%
Auto Components – 3.1%
Aptiv PLC(b)	6,838	1,018,657
Autoliv, Inc.	8,650	741,478

		1,760,135

Automobiles – 1.2%
BYD Co., Ltd. - Class H	21,500	668,271

Internet & Direct Marketing Retail – 1.5%
MercadoLibre, Inc.(b)	522	876,647

Textiles, Apparel & Luxury Goods – 3.7%
Puma SE	9,031	1,003,932
Shenzhou International Group Holdings Ltd.	51,000	1,082,396

		2,086,328

		5,391,381

Company	Shares	U.S. $ Value

Consumer Staples – 7.2%
Food Products – 4.8%
Danone SA	14,689	$1,001,466
Kerry Group PLC - Class A	4,189	562,870
Nestle SA	9,631	1,160,439

		2,724,775

Household Products – 2.4%
Essity AB - Class B	21,540	668,041
Unicharm Corp.	16,400	726,717

		1,394,758

		4,119,533

Materials – 6.7%
Chemicals – 3.3%
Chr Hansen Holding A/S	9,194	750,986
Koninklijke DSM NV	5,631	1,126,064

		1,877,050

Containers & Packaging – 3.4%
Huhtamaki Oyj(a)	25,370	1,140,864
Smurfit Kappa Group PLC	15,290	804,994

		1,945,858

		3,822,908

Communication Services – 2.3%
Diversified Telecommunication Services – 1.5%
Cellnex Telecom SA(c)	13,375	825,773

Entertainment – 0.8%
Sea Ltd. (ADR)(b)	1,480	471,720

		1,297,493

Energy – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
Neste Oyj	19,267	1,086,896

Utilities – 1.8%
Electric Utilities – 1.8%
Orsted AS(c)	7,770	1,024,199

Total Common Stocks (cost $36,426,116)		54,043,592

SHORT-TERM INVESTMENTS – 5.1%
Investment Companies – 5.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $2,916,696)	2,916,696	2,916,696

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $39,342,812)		$56,960,288

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 4.9%
Investment Companies – 4.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.01%(d) (e) (f) (cost $2,791,999)	2,791,999	2,791,999

Total Investments – 104.9% (cost $42,134,811)(g)		59,752,287
Other assets less liabilities – (4.9)%		(2,796,494)

Net Assets – 100.0%		$56,955,793

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	INR	69,741	USD	925	10/08/2021	$(14,240)
Barclays Bank PLC	USD	555	INR	41,272	10/08/2021	252
Barclays Bank PLC	USD	159	INR	11,708	10/08/2021	(1,092)
Barclays Bank PLC	CNY	771	USD	119	12/09/2021	(324)
BNP Paribas SA	TWD	9,091	USD	329	10/21/2021	2,073
BNP Paribas SA	USD	2,284	KRW	2,622,307	10/28/2021	(70,616)
BNP Paribas SA	BRL	635	USD	117	11/03/2021	949
BNP Paribas SA	EUR	5,745	USD	6,838	11/08/2021	178,461
Citibank, NA	USD	109	KRW	124,420	10/28/2021	(3,496)
Citibank, NA	USD	2,535	AUD	3,518	11/09/2021	8,463
Citibank, NA	USD	4,667	JPY	510,838	11/17/2021	(75,730)
Deutsche Bank AG	BRL	4,701	USD	877	10/04/2021	13,810
Deutsche Bank AG	USD	864	BRL	4,701	10/04/2021	(1,008)
Deutsche Bank AG	USD	873	BRL	4,701	11/03/2021	(13,711)
Deutsche Bank AG	USD	597	RUB	43,982	12/15/2021	256
Goldman Sachs Bank USA	INR	10,483	USD	141	10/08/2021	(413)
Goldman Sachs Bank USA	TWD	2,859	USD	103	10/21/2021	346
Morgan Stanley Capital Services, Inc.	BRL	4,701	USD	864	10/04/2021	1,008
Morgan Stanley Capital Services, Inc.	USD	893	BRL	4,701	10/04/2021	(30,060)
Morgan Stanley Capital Services, Inc.	NOK	9,030	USD	1,032	10/13/2021	(763)
Morgan Stanley Capital Services, Inc.	KRW	134,995	USD	115	10/28/2021	744
Morgan Stanley Capital Services, Inc.	USD	597	EUR	513	11/08/2021	(2,705)
Morgan Stanley Capital Services, Inc.	USD	1,910	CAD	2,444	11/19/2021	19,735
Natwest Markets PLC	CNY	1,145	USD	176	12/09/2021	(234)
Societe Generale	SEK	10,747	USD	1,249	10/13/2021	21,050
Standard Chartered Bank	INR	13,065	USD	175	10/08/2021	(1,150)
Standard Chartered Bank	USD	117	INR	8,583	10/08/2021	(1,083)
Standard Chartered Bank	TWD	14,032	USD	508	10/21/2021	3,659
Standard Chartered Bank	USD	2,027	TWD	56,479	10/21/2021	4,661
State Street Bank & Trust Co.	NOK	850	USD	96	10/13/2021	(818)
State Street Bank & Trust Co.	USD	506	NOK	4,385	10/13/2021	(4,266)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	449	SEK	3,881	10/13/2021	$(6,136)
State Street Bank & Trust Co.	CHF	1,098	USD	1,214	10/28/2021	35,548
State Street Bank & Trust Co.	USD	261	MXN	5,349	10/28/2021	(2,844)
State Street Bank & Trust Co.	EUR	1,858	USD	2,202	11/08/2021	48,039
State Street Bank & Trust Co.	USD	860	EUR	732	11/08/2021	(11,731)
State Street Bank & Trust Co.	AUD	130	USD	94	11/09/2021	183
State Street Bank & Trust Co.	GBP	97	USD	134	11/10/2021	3,708
State Street Bank & Trust Co.	USD	937	GBP	680	11/10/2021	(20,703)
State Street Bank & Trust Co.	JPY	10,273	USD	92	11/17/2021	(285)
State Street Bank & Trust Co.	USD	441	JPY	48,414	11/17/2021	(6,027)
State Street Bank & Trust Co.	USD	487	ZAR	7,023	11/24/2021	(24,276)
State Street Bank & Trust Co.	USD	4,449	CNY	28,812	12/09/2021	(3,910)

						$45,324

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $3,874,994 or 6.8% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,554,488 and gross unrealized depreciation of investments was $(891,688), resulting in net unrealized appreciation of $17,662,800.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN[1] September 30, 2021 (unaudited)
12.1%	United States
8.3%	Netherlands
8.2%	Switzerland
7.2%	United Kingdom
6.7%	Japan
6.4%	France
5.6%	Sweden
5.1%	Germany
5.1%	Denmark
4.4%	India
3.9%	Finland
3.1%	Canada
3.1%	China
15.7%	Other
5.1%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2021. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 3.0% or less in the following countries: Argentina, Austria, Hong Kong, Indonesia, Ireland, Norway, Spain, Taiwan and United Arab Emirates.

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$3,137,874	$7,461,073	$—	$10,598,947
Financials	775,694	9,161,099	—	9,936,793
Industrials	5,036,095	4,421,423	—	9,457,518

Investments in Securities:	Level 1	Level 2		Level 3	Total
Health Care	$2,496,381	$4,811,543		$—	$7,307,924
Consumer Discretionary	2,636,782	2,754,599		—	5,391,381
Consumer Staples	562,870	3,556,663		—	4,119,533
Materials	750,986	3,071,922		—	3,822,908
Communication Services	1,297,493	—		—	1,297,493
Energy	—	1,086,896		—	1,086,896
Utilities	—	1,024,199		—	1,024,199
Short-Term Investments	2,916,696	—		—	2,916,696
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,791,999	—		—	2,791,999

Total Investments in Securities	22,402,870	37,349,417	(a)	—	59,752,287
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	342,945		—	342,945
Liabilities:
Forward Currency Exchange Contracts	—	(297,621)		—	(297,621)

Total	$22,402,870	$37,394,741		$—	$59,797,611

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,456	$12,229	$10,768	$2,917	$0	**
Government Money Market Portfolio*	2,335	11,542	11,085	2,792	0	**
Total	$3,791	$23,771	$21,853	$5,709	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.